Derivative Liabilities (Details) - USD ($)			1 Months Ended	3 Months Ended	12 Months Ended
	Mar. 12, 2021	Nov. 06, 2020	Jul. 29, 2021	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Aug. 31, 2021	Feb. 23, 2021
Derivative Liabilities (Details) [Line Items]
Business combination warrants value				$ 0	$ 0
Fair value of derivative liabilities				141.4	6,474,200
Warrant revalued				$ 72	400
Exercise price per share (in Dollars per share)						$ 100	$ 150
Beneficial ownership	4.99%
Fair value of warrants					$ 43,561
Outstanding warrants, Percentage				15.00%
Private Placement [Member]
Derivative Liabilities (Details) [Line Items]
Aggregate amount (in Shares)				502,500	502,500
Warrant, description				Each Private Warrant entitles the holder to purchase one-fortieth of one share of the Company’s common stock at an exercise price of $5.75 per 1/40th of one share, or $230.00 per whole share, subject to adjustment.		Each Private Warrant entitles the holder to purchase one-fortieth of one share of the Company’s common stock at an exercise price of $5.75 per 1/40th of one share, or $230.00 per whole share, subject to adjustment. No fractional shares will be issued upon exercise of the warrants. The Private Warrants are currently exercisable and will expire five years after the completion of the Business Combination or earlier upon redemption or liquidation. The Private Warrants are non-redeemable so long as they are held by original holders or their permitted transferees. If the Private Warrants are held by other parties, the Company may redeem the Private Warrants, in whole and not in part, at a price of $0.01 per Warrant upon 30 days’ notice (“30-day redemption period”), only in the event that the last sale price of the common stock equals or exceeds $360.00 per share for any 20 trading days within a 30-trading day period ending on the third trading day prior to the date on which notice of redemption is given, provided there is an effective registration statement with respect to the shares of common stock underlying such Warrants and a current prospectus relating to those shares of common stock is available throughout the 30-day redemption period.
Business combination warrants value					$ 587,925
SPAC warrants				$ 1,005		$ 467,325
Fair value of derivative liabilities					466,069	211,050
Fair value of derivative liabilities				$ 251	$ 1,256
Fair value of warrants						52,116
Private Warrants [Member]
Derivative Liabilities (Details) [Line Items]
Business combination warrants value						43,561
Public SPAC Warrants [Member]
Derivative Liabilities (Details) [Line Items]
Warrant, description				Each Public SPAC Warrant entitles the holder to purchase one-fortieth of one share of the Company’s common stock at an exercise price of $5.75 per 1/40th of one share, or $230.00 per whole share, subject to adjustment.	Each Public SPAC Warrant entitles the holder to purchase one-fortieth of one share of the Company’s common stock at an exercise price of $5.75 per 1/40th of one share, or $230.00 per whole share, subject to adjustment. No fractional shares will be issued upon exercise of the Public Warrants. The Public Warrants are currently exercisable and will expire on November 6, 2025, or earlier upon redemption or liquidation. The Company may redeem the Public Warrants, in whole and not in part, at a price of $0.01 per Public Warrant upon 30 days’ notice (“30-day redemption period”), only in the event that the last sale price of the common stock equals or exceeds $360.00 per share for any 20 trading days within a 30-trading day period ending on the third trading day prior to the date on which notice of redemption is given, provided there is an effective registration statement with respect to the shares of common stock underlying such Public Warrants and a current prospectus relating to those shares of common stock is available throughout the 30-day redemption period.
Business combination warrants value					$ 1,978,000
SPAC warrants				$ 10,235	31,625	8,048,850
Fair value of derivative liabilities				$ 21,390	$ 8,017,225	4,253,850
Public SPAC Warrants [Member] | IPO [Member]
Derivative Liabilities (Details) [Line Items]
Aggregate amount (in Shares)				11,500,000	11,500,000
PIPE Warrants [Member]
Derivative Liabilities (Details) [Line Items]
Fair value of derivative liabilities				$ 30,600		778,536
Purchase of shares of common stock (in Shares)								128,200
Exercise price per share (in Dollars per share)								$ 100
Fair value of PIPE warrants								$ 7,294,836
Warrant revalued				11,500	$ 42,100	6,516,300
Alpha Warrant [Member]
Derivative Liabilities (Details) [Line Items]
Fair value of PIPE warrants				$ 95,677	$ 95,677
Purchase of aggregate shares (in Shares)			1,250
Exercise price per share (in Dollars per share)			$ 141.4
Beneficial ownership				4.99%	4.99%
AGP Warrant [Member]
Derivative Liabilities (Details) [Line Items]
Fair value of derivative liabilities					$ 143,931	21,564
Exercise price per share (in Dollars per share)		$ 105.6
Warrant revalued				$ 328		$ 144,331
Purchase of aggregate shares (in Shares)	3,183	3,183
Exercise price per share (in Dollars per share)	$ 105.6